SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Line Items]
Cash equivalent			$ 17,200	$ 17,100
Concentration of credit risk amount			$ 41,600
Number of securities included in computation of basic earnings per share	51,113,455	9,067,153	31,119,343	1,415,550
Exercise price			$ 0
Restricted cash	$ 5,250
Series D Preferred Stock Redemption [Member]
Property, Plant and Equipment [Line Items]
Restricted cash	$ 5,250
Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of securities included in computation of basic earnings per share				327,338
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment			3 years
Estimated useful life of intangible assets			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment			10 years
Estimated useful life of intangible assets			20 years